UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05643

                          ACM MANAGED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end:    August 31, 2007

                   Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT
   SPONSORED AGENCY OBLIGATIONS - 111.8%

U.S. Treasury Bonds - 62.9%
      1.875%, 7/15/13 TIPS ..........................     $ 1,435   $  1,555,322
      3.25%, 8/15/07-1/15/09 ........................       8,900      8,767,273
      4.50%, 2/15/36 ................................       6,600      6,534,515
      4.625%, 11/15/16 ..............................         282        285,701
      4.75%, 3/31/11 ................................      12,600     12,745,190
      6.25%, 5/15/30 ................................         930      1,144,772
      7.25%, 5/15/16 ................................      10,000     12,111,720
      11.25%, 2/15/15 ...............................      14,630     21,386,661
                                                                    ------------
                                                                      64,531,154
                                                                    ------------
Federal National Mortgage Association - 28.8%
      4.108%, 11/01/34(a) ...........................         166        166,561
      4.115%, 12/01/34(a) ...........................         550        549,989
      4.175%, 9/01/35(a) ............................          88         88,509
      4.337%, 8/01/34(a) ............................         129        129,107
      4.375%, 8/01/34(a) ............................         222        222,686
      4.409%, 8/01/34(a) ............................         147        147,762
      4.466%, 1/01/36(a) ............................         128        127,507
      4.486%, 5/01/33(a) ............................         139        139,882
      4.520%, 8/01/35(a) ............................          78         78,490
      4.548%, 7/01/35(a) ............................         192        192,006
      4.717%, 5/01/35(a) ............................         155        155,089
      4.789%, 7/01/35(a) ............................         284        283,975
      4.805%, 7/01/35(a) ............................         131        130,874
      5.00%, 15 yr TBA ..............................       3,395      3,363,172
      5.00%, 12/01/19 ...............................         495        491,859
      5.125%, 4/15/11 ...............................      20,485     20,823,343
      5.50%, 6/01/20-1/01/34 ........................         572        572,271
      6.50%, 8/01/34-5/01/35 ........................       1,583      1,624,967
      6.665%, 1/01/36(a) ............................         230        235,924
                                                                    ------------
                                                                      29,523,973
                                                                    ------------
Federal Home Loan Mortgage Corporation - 11.1%
      4.114%, 1/01/35(a) ............................         942        940,705
      4.214%, 4/01/35(a) ............................         637        629,462
      4.238%, 10/01/35(a) ...........................         155        154,548
      4.397%, 8/01/34(a) ............................         122        122,871
      4.399%, 9/01/34(a) ............................          89         88,708
      4.595%, 4/01/35(a) ............................         114        113,925
      4.679%, 6/01/35(a) ............................         236        233,051
      5.50%, 12/01/32-10/01/35 ......................       8,136      8,113,292
      5.875%, 5/15/16 ...............................         831        835,778
                                                                    ------------
                                                                      11,232,340
                                                                    ------------
Government National Mortgage Association - 7.7%
      5.50%, 11/01/32 ...............................       7,650      7,661,949
      6.00%, 5/01/33 ................................         281        284,688
                                                                    ------------
                                                                       7,946,637
                                                                    ------------
Federal National Mortgage Association Strips
      (Interest Only) - 1.1%
      5.00%, 2/01/18-3/01/35 ........................       5,406      1,122,594
                                                                    ------------
Federal Home Loan Mortgage Corporation Strips
      (Interest Only) - 0.5%
      5.00%, 12/01/34-8/01/35 .......................       2,004        458,663
                                                                    ------------
Total U.S. Government and Government
   Sponsored Agency Obligations
      (cost $112,524,600) ...........................                114,815,361
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 72.1%
Aerospace & Defense - 1.4%
   L-3 Communications Corp.
      5.875%, 1/15/15 ...............................     $   310   $    300,700
   L-3 Financing Inc.
      11.50%, 3/01/10 ...............................         115        119,744
      12.25%, 3/15/13 ...............................         776        876,880
   Sequa Corp.
      9.00%, 8/01/09 ................................         145        154,969
                                                                    ------------
                                                                       1,452,293
                                                                    ------------
Automotive - 4.2%
   Autonation Inc.
      7.374%, 4/15/13(a) ............................          45         45,000
   Ford Motor Co.
      7.45%, 7/16/31 ................................         508        401,955
   Ford Motor Credit Co.
      4.95%, 1/15/08 ................................         315        309,177
      7.00%, 10/01/13 ...............................         535        513,147
   General Motors Acceptance Corp.
      6.875%, 9/15/11 ...............................         761        783,501
   General Motors Corp.
      8.25%, 7/15/23 ................................         320        291,600
      8.375%, 7/15/33 ...............................         660        601,425
   Keystone Automotive Operations, Inc.
      9.75%, 11/01/13 ...............................         264        260,040
   Lear Corp.
      8.11%, 5/15/09 ................................         175        184,406
      8.50%, 12/01/13(b) ............................          80         79,300
      8.75%, 12/01/16(b) ............................         115        113,275
   Tenneco Inc.
      8.625%, 11/15/14...............................         110        111,650
   TRW Automotive, Inc.
      9.375%, 2/15/13 ...............................         180        193,050
      11.00%, 2/15/13 ...............................         175        192,063
   United Auto Group, Inc.
      9.625%, 3/15/12 ...............................         240        252,900
                                                                    ------------
                                                                       4,332,489
                                                                    ------------
Broadcasting & Media - 1.1%
   Albritton Communications Co.
      7.75%, 12/15/12 ...............................         280        283,500
   Sirius Satellite Radio, Inc.
      9.625%, 8/01/13 ...............................         160        158,000
   Univision Comm. Inc.
      7.85%, 7/15/11 ................................         270        274,117
   WMG Holdings Corp.
      9.50%, 12/15/14(c) ............................         250        198,750
   XM Satellite Radio, Inc.
      9.75%, 5/01/14 ................................         205        202,950
                                                                    ------------
                                                                       1,117,317
                                                                    ------------
Building & Real Estate - 1.5%
   Associated Materials, Inc.
      11.25%, 3/01/14(c) ............................         450        288,000
   D.R. Horton, Inc.
      6.875%, 5/01/13 ...............................         330        344,463
   Goodman Global Holdings Company, Inc.
      7.875%, 12/15/12 ..............................         235        226,775
   KB HOME
      7.75%, 2/01/10 ................................         215        218,763
   Ventas Realty LP/CAP CRP
      6.75%, 4/01/17 ................................         156        159,315
   William Lyon Homes, Inc.
      10.75%, 4/01/13 ...............................         206        194,155
                                                                    ------------
                                                                       1,431,471
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cable - 5.9%
   Cablevision Systems Corp.
      8.00%, 4/15/12 ................................     $   370   $    363,525
   Charter Communications Operations, LLC
      8.00%, 4/30/12(b) .............................         755        775,762
   CSC Holdings, Inc.
      6.75%, 4/15/12(b) .............................         260        255,450
      7.625%, 7/15/18 ...............................         445        439,437
   DirectTV Holdings, LLC
      6.375%, 6/15/15 ...............................         605        583,825
      8.375%, 3/15/13 ...............................         150        155,812
   Echostar DBS Corp.
      6.375%, 10/01/11 ..............................         255        253,725
      7.125%, 2/01/16 ...............................         160        158,800
   Inmarsat Finance PLC
      7.625%, 6/30/12 ...............................         403        416,601
   Insight Midwest LP
      9.75%, 10/01/09 ...............................         130        131,788
   Intelsat Bermuda, Ltd.
      8.625%, 1/15/15 ...............................         245        254,494
      10.484%, 1/15/12(a) ...........................          95         96,188
      11.25%, 6/15/16(b) ............................         597        654,461
   PanAmSat Corp.
      9.00%, 8/15/14 ................................         378        396,900
   Quebecor Media
      7.75%, 3/15/16 ................................         570        577,125
   Rogers Cable, Inc.
       6.75%, 3/15/15 ...............................         570        578,550
                                                                    ------------
                                                                       6,092,443
                                                                    ------------
Chemicals - 2.7%
   Equistar Chemical Funding LP
      10.125%, 9/01/08 ..............................         555        589,687
      10.625%, 5/01/11 ..............................         100        106,750
   Huntsman International, LLC
      7.875%, 11/15/14(b) ...........................         195        195,975
      9.875%, 3/01/09 ...............................         132        136,290
   Ineos Group Holdings PLC
      8.50%, 2/15/16(b) .............................         315        303,975
   Lyondell Chemical Co.
      8.00%, 9/15/14 ................................         255        263,844
   Momentive Performance
      10.125%, 12/01/14(b) ..........................         155        155,969
   Nell AF S.a.r.l.
      8.375%, 8/15/15(b) ............................         311        318,386
   Quality Distribution Inc.
      9.00%, 11/15/10 ...............................         250        243,125
   Rhodia S.A.
      8.875%, 6/01/11 ...............................         415        433,675
                                                                    ------------
                                                                       2,747,676
                                                                    ------------
Communications-Fixed - 2.6%
   Citizens Communications Co.
      6.25%, 1/15/13 ................................         460        450,225
   Qwest Corp.
      6.875%, 9/15/33 ...............................         100         96,750
      8.875%, 3/15/12 ...............................       1,375      1,531,406
   Time Warner Telecommunications Holdings
      9.25%, 2/15/14 ................................         175        186,375
   West Corp.
      9.50%, 10/15/14(b) ............................          80         79,300
   Windstream Corp.
      8.125%, 8/01/13(b) ............................         178        192,685
      8.625%, 8/01/16(b) ............................         139        151,336
                                                                    ------------
                                                                       2,688,077
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Communications-Mobile - 2.7%
   American Tower Corp.
      7.125%, 10/15/12 ..............................     $   533   $    544,992
   Dobson Communications Corp.
      8.375%, 11/01/11(b) ...........................         144        150,120
      8.875%, 10/01/13 ..............................         155        156,162
   Mobile Telesystems
      8.00%, 1/28/12(b) .............................         448        468,720
   Nortel Networks Limited
      10.125%, 7/15/13(b) ...........................         235        249,100
   Rogers Wireless, Inc.
      7.25%, 12/15/12 ...............................         400        421,000
      7.50%, 3/15/15 ................................         509        545,266
   Rural Cellular Corp.
      8.25%, 3/15/12 ................................         210        217,875
                                                                    ------------
                                                                       2,753,235
                                                                    ------------
Consumer Manufacturing - 0.7%
   Bombardier Inc.
      8.00%, 11/15/14(b) ............................         350        351,750
   Broder Brothers Co.
      11.25%, 10/15/10 ..............................         145        140,650
   Levi Strauss & Co.
      8.875%, 4/01/16 ...............................         193        199,514
                                                                    ------------
                                                                         691,914
                                                                    ------------
Diversified Media - 1.7%
   Dex Media East, LLC
      9.875%, 11/15/09 ..............................         130        136,500
      12.125%, 11/15/12 .............................         227        251,402
   Dex Media West, LLC
      8.50%, 8/15/10 ................................         160        167,200
   Lamar Media Corp.
      6.625%, 8/15/15 ...............................          90         87,413
   Liberty Media Corp.
      5.70%, 5/15/13 ................................         130        123,788
      7.875%, 7/15/09 ...............................          98        102,436
      8.25%, 2/01/30 ................................         125        125,609
   Rainbow National Services, LLC
      8.75%, 9/01/12(b) .............................         175        183,750
   R.H. Donnelley Corp.
      6.875%, 1/15/13 ...............................         328        314,061
   WDAC Subsidiary Corp.
      8.375%, 12/01/14(b) ...........................         200        205,500
                                                                    ------------
                                                                       1,697,659
                                                                    ------------
Energy - 2.9%
   Chesapeake Energy Corp.
      6.625%, 1/15/16 ...............................         210        207,375
      7.50%, 9/15/13 ................................         165        170,362
      7.75%, 1/15/15 ................................         310        321,237
   El Paso Corp.
      7.75%, 6/01/13 - 1/15/32 ......................         385        398,956
   Grant Prideco, Inc.
      6.125%, 8/15/15 ...............................          80         76,800
   Hilcorp Energy
      10.50%, 9/01/10(b) ............................         228        244,815
   Kerr-McGee Corp.
      6.875%, 9/15/11 ...............................         405        432,450
   Petrohawk Energy Corp.
      9.125%, 7/15/13 ...............................         195        203,044
   Pride International, Inc.
      7.375%, 7/15/14 ...............................         360        373,500
   Range Resources Corporation
      7.50%, 5/15/16 ................................         230        235,750
   Tesoro Corp.
      6.25%, 11/01/12 ...............................         290        287,825
                                                                    ------------
                                                                       2,952,114
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Entertainment & Leisure - 1.8%
   Gaylord Entertainment Co.
      8.00%, 11/15/13 ...............................     $   330   $    337,425
   NCL Corp.
      10.625%, 7/15/14 ..............................         210        209,475
   Royal Caribbean Cruises, Ltd.
      8.00%, 5/15/10 ................................          40         42,581
      8.75%, 2/02/11 ................................         485        533,286
   Six Flags, Inc.
      9.625%, 6/01/14 ...............................         295        269,556
   Universal City Development
      11.75%, 4/01/10 ...............................         285        306,019
   Universal City Florida Holding, Co.
      8.375%, 5/01/10 ...............................         100        101,750
                                                                    ------------
                                                                       1,800,092
                                                                    ------------
Financial - 2.4%
   Crum & Forster Holdings Corp.
      10.375%, 6/15/13 ..............................         215        230,587
   E*TRADE Financial Corp.
      7.375%, 9/15/13 ...............................         170        174,675
      7.875%, 12/01/15 ..............................         552        585,120
      8.00%, 6/15/11 ................................         155        160,812
   Hexion Nova Scotia Finance, ULC
      9.75%, 11/15/14(b) ............................         115        116,725
      9.87%, 11/15/14(a)(b) .........................         115        115,144
   Idearc Inc.
      8.00%, 11/15/16(b) ............................         345        348,019
   iStar Financial, Inc.
      6.00%, 12/15/10 ...............................         320        326,963
      7.00%, 3/15/08 ................................         185        188,782
   Liberty Mutual Group
      5.75%, 3/15/14(b) .............................         240        242,450
                                                                    ------------
                                                                       2,489,277
                                                                    ------------
Food & Beverages - 3.0%
   Altria Group, Inc.
      7.75%, 1/15/27 ................................         420        524,424
   Dean Foods Co.
      7.00%, 6/01/16 ................................         358        365,607
   Del Monte Corp.
      8.625%, 12/15/12 ..............................         100        105,500
   Dole Food Company, Inc.
      8.625%, 5/01/09 ...............................         200        197,000
      8.875%, 3/15/11 ...............................          71         68,781
   Domino's, Inc.
      8.25%, 7/01/11 ................................         252        261,450
   Reynolds American, Inc.
      7.25%, 6/01/12- 6/01/13 .......................         710        744,775
      7.625%, 6/01/16 ...............................         405        432,162
   Rite Aid Corp.
      6.875%, 8/15/13 ...............................         230        195,788
      9.25%, 6/01/13 ................................         210        202,650
                                                                    ------------
                                                                       3,098,137
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Gaming - 4.6%
   Boyd Gaming Corp.
      7.75%, 12/15/12 ...............................     $   295   $    304,219
   Greektown Holdings, LLC
      10.75%, 12/01/13(b) ...........................         160        167,600
   Mandalay Resort Group
      10.25%, 8/01/07 ...............................         620        637,050
   MGM Mirage, Inc.
      6.625%, 7/15/15 ...............................         482        463,322
      8.375%, 2/01/11 ...............................         545        566,800
   Mohegan Tribal Gaming Authority
      6.375%, 7/15/09 ...............................         170        169,363
      7.125%, 8/15/14 ...............................          90         90,675
   Park Place Entertainment
      7.875%, 3/15/10 ...............................         350        359,625
   Penn National Gaming, Inc.
      6.875%, 12/01/11 ..............................         340        346,800
   Riviera Holdings Corp.
      11.00%, 6/15/10 ...............................         390        413,400
   Seneca Gaming Corp.
      7.25%, 5/01/12 ................................         255        255,000
   Station Casinos, Inc.
      6.625%, 3/15/18 ...............................          85         77,350
   Turning Stone Casino Resort Enterprise
      9.125%, 12/15/10(b) ...........................         290        297,975
   Wynn Las Vegas, LLC
      6.625%, 12/01/14 ..............................         595        586,075
                                                                    ------------
                                                                       4,735,254
                                                                    ------------
Health Care - 4.2%
   Concentra Operating Corp.
      9.125%, 6/01/12 ...............................         105        110,119
      9.50%, 8/15/10 ................................         140        146,825
   Coventry Health Care, Inc.
      5.875%, 1/15/12 ...............................         145        144,642
   DaVita, Inc.
      7.25%, 3/15/15 ................................         295        297,212
   Elan Fin PLC/Elan Fin CP
      7.75%, 11/15/11 ...............................         585        568,912
   Hanger Orthopedic Group, Inc.
      10.25%, 6/01/14 ...............................         160        164,400
   HCA, Inc.
      6.375%, 1/15/15 ...............................         450        374,625
      6.50%, 2/15/16 ................................         290        239,975
      6.75%, 7/15/13 ................................         360        316,800
      9.625%, 11/15/16(b) ...........................         485        508,038
   Healthsouth Corp.
      10.75%, 6/15/16(b) ............................         210        223,650
   IASIS Healthcare / CAP CRP Healthcare
      8.75%, 6/15/14 ................................         275        273,625
   Select Medical Corp.
      7.625%, 2/01/15 ...............................         244        203,740
   Tenet Healthcare Corp.
      7.375%, 2/01/13 ...............................         265        241,813
   Universal Hospital Services, Inc.
      10.125%, 11/01/11 .............................         255        271,575
   Vanguard Health Holdings Co.
      11.25%, 10/01/15(b) ...........................         300        228,000
                                                                    ------------
                                                                       4,313,951
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Hotels & Lodging - 1.6%
   Host Hotels & Resorts LP
      6.875%, 11/01/14(b) ...........................     $    85   $     86,062
   Host Marriott LP
      6.75%, 6/01/16 ................................         590        592,213
      9.25%, 10/01/07 ...............................         205        210,638
      9.50%, 1/15/07 ................................         350        351,313
   Starwood Hotels & Resorts Worldwide, Inc.
      7.875%, 5/01/12 ...............................         380        406,115
                                                                    ------------
                                                                       1,646,341
                                                                    ------------
Index - 2.1%
   Dow Jones CDX HY
      8.25%, 6/29/10(b) .............................         346        351,631
      8.375%, 12/29/11(b) ...........................       1,725      1,770,281
                                                                    ------------
                                                                       2,121,912
                                                                    ------------
Industrial - 1.8%
   AMSTED Industries, Inc.
        10.25%, 10/15/11(b) .........................         225        239,625
   Case New Holland, Inc.
      9.25%, 8/01/11 ................................         290        307,762
   FastenTech, Inc.
      11.50%, 5/01/11 ...............................         140        145,250
   Goodyear Tire & Rubber Co.
      8.625%, 12/01/11(b) ...........................          90         91,350
   Invensys PLC
      9.875%, 3/15/11(b) ............................          55         59,263
   RBS Global & Rexnord Corp.
      9.50%, 8/01/14(b) .............................         250        259,375
      11.75%, 8/01/16(b) ............................         115        120,463
   Sensus Metering Systems
      8.625%, 12/15/13 ..............................         150        148,500
   Trinity Industries, Inc.
      6.50%, 3/15/14 ................................         510        495,975
                                                                    ------------
                                                                       1,867,563
                                                                    ------------
Metal & Mining - 3.4%
   AK Steel Corp.
      7.875%, 2/15/09 ...............................         320        320,000
   Arch Western Finance, LLC
      6.75%, 7/01/13 ................................         165        161,700
   Citigroup (JSC Severstal)
      9.25%, 4/19/14 ................................         426        459,535
   Complete Production Services
      8.00%, 12/15/16(b) ............................         140        141,400
   Evraz Group SA
      8.25%, 11/10/15(b) ............................         309        315,952
   Freeport-McMoRan Copper & Gold, Inc.
      10.125%, 2/01/10 ..............................         385        406,175
   International Steel Group, Inc.
      6.50%, 4/15/14 ................................         581        595,525
   Ispat Inland, ULC
      9.75%, 4/01/14 ................................         279        311,783
   Massey Energy Co.
      6.875%, 12/15/13 ..............................         165        153,450
   Peabody Energy Corp.
      6.875%, 3/15/13 ...............................         565        572,063
                                                                    ------------
                                                                       3,437,583
                                                                    ------------
Paper & Packaging - 1.7%
   Berry Plastics Corp.
      8.75%, 9/15/14(b)..............................         275        277,406
   Covalence Specialty Materials Corp.
      10.25%, 3/01/16(b).............................         115        110,400
   Crown Americas, LLC
      7.625%, 11/15/13 ..............................         315        322,875
   Newpage Corp.
      10.00%, 5/01/12................................         240        252,600
   Owens-Brockway Glass Container, Inc.
      8.875%, 2/15/09................................         598        612,950
   Plastipak Holdings, Inc.
      8.50%, 12/15/15(b).............................         115        117,875
                                                                    ------------
                                                                       1,694,106
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Retail - 1.3%
   Bon-Ton Dept. Stores Inc.
      10.25%, 3/15/14 ...............................     $   235   $    242,050
   Burlington Coat Factory Warehouse Corp.
      11.125%, 4/15/14(b) ...........................         110        109,175
   GSC Holdings Corp.
      8.00%, 10/01/12 ...............................         515        536,887
   J.C. Penney Corporation, Inc.
      7.625%, 3/01/97 ...............................         195        213,561
   Jostens, Inc.
      7.625%, 10/01/12 ..............................         180        181,800
                                                                    ------------
                                                                       1,283,473
                                                                    ------------
Service - 3.5%
   Allied Waste North America
      6.375%, 4/15/11 ...............................         395        391,050
      7.125%, 5/15/16 ...............................         467        464,081
      7.375%, 4/15/14 ...............................         155        155,194
   Avis Budget Car Rental
      7.75%, 5/15/16(b) .............................         270        260,212
   Hertz Corp.
      8.875%, 1/01/14(b) ............................         225        233,437
      10.50%, 1/01/16(b) ............................         195        212,550
   Iron Mountain, Inc.
      6.625%, 1/01/16 ...............................         285        271,463
   Service Corp. International
      6.50%, 3/15/08 ................................         320        320,400
      7.70%, 4/15/09 ................................         310        319,688
   United Rentals North America, Inc.
      6.50%, 2/15/12 ................................         478        468,440
      7.00%, 2/15/14 ................................          70         67,900
      7.75%, 11/15/13 ...............................         460        460,000
                                                                    ------------
                                                                       3,624,415
                                                                    ------------
Supermarket & Drugstore - 0.4%
   Couche-Tard, Inc.
      7.50%, 12/15/13 ...............................         292        298,570
   Stater Bros. Holdings, Inc.
      8.125%, 6/15/12 ...............................         140        141,400
                                                                    ------------
                                                                         439,970
                                                                    ------------
Technology - 4.2%
   Amkor Technologies, Inc.
      9.25%, 6/01/16 ................................         175        172,375
   Avago Technologies Finance
      10.125%, 12/01/13(b) ..........................         190        201,875
   Computer Associates, Inc.
      4.75%, 12/01/09(b) ............................         200        195,646
   Flextronics International, Ltd.
      6.50%, 5/15/13 ................................         490        485,100
   Freescale Semiconductor, Inc.
      9.125%, 12/15/14 PIK(b) .......................         580        580,000
      10.125%, 12/15/16(b) ..........................         145        146,631
   Nortel Networks Corp.
      6.875%, 9/01/23 ...............................         265        221,275
   NXP BV/NXP Funding LLC
      8.118%, 10/15/13(a)(b) ........................         170        172,550
      9.50%, 10/15/15(b) ............................          80         82,100
   Seagate Technology HDD Holdings
      6.375%, 10/01/11 ..............................         443        439,678
      6.80%, 10/01/16 ...............................         221        219,343
   Serena Software, Inc.
      10.375%, 3/15/16 ..............................         230        243,800
   SunGard Data Systems, Inc.
      9.125%, 8/15/13 ...............................         580        608,275
   Unisys Corp.
      7.875%, 4/01/08 ...............................         210        210,000
   Xerox Corp.
      6.40%, 3/15/16 ................................         240        249,670
                                                                    ------------
                                                                       4,228,318
                                                                    ------------
Transportation - 1.1%
   AMR Corp.
      9.00%, 8/01/12 ................................         381        402,907
   BNSF Funding Trust I
      6.613%, 12/15/55 ..............................         475        491,169
   Continental Airlines Inc.
      8.75%, 12/01/11 ...............................         260        261,625
                                                                    ------------
                                                                       1,155,701
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Utilities - Electric & Gas - 7.8%
   AES Corporation
      7.75%, 3/01/14 ................................     $   555   $    588,300
      8.75%, 5/15/13(b) .............................          65         69,550
      9.00%, 5/15/15(b) .............................         205        220,119
   Allegheny Energy Supply
      7.80%, 3/15/11 ................................         235        249,687
      8.25%, 4/15/12(b) .............................         420        458,850
   Aquila, Inc.
      14.875%, 7/01/12 ..............................         215        281,112
   CMS Energy Corp.
      8.50%, 4/15/11 ................................         180        196,650
   Dynegy-Roseton Danskamme
      7.67%, 11/08/16 ...............................         250        252,500
   Edison Mission Energy
      7.50%, 6/15/13 ................................         425        440,938
      7.75%, 6/15/16 ................................         145        151,525
   FirstEnergy Corp.
      6.45%, 11/15/11 ...............................         175        184,415
   Northwest Pipeline Corp.
      8.125%, 3/01/10 ...............................         255        263,606
   NRG Energy, Inc.
      7.250%, 2/01/14 ...............................          75         75,000
      7.375%, 2/01/16 ...............................         395        395,000
   Reliant Energy, Inc.
      6.75%, 12/15/14 ...............................          70         68,075
      9.50%, 7/15/13 ................................         390        414,863
   Sierra Pacific Power Co.
      6.00%, 5/15/16 ................................         150        153,026
   Sierra Pacific Resources
      8.625%, 3/15/14 ...............................         220        237,563
   Southern Natural Gas Co.
      8.875%, 3/15/10 ...............................         340        357,382
   TECO Energy, Inc.
      7.00%, 5/01/12 ................................         390        408,525
   Tennessee Gas Pipeline
      7.00%, 10/15/28 ...............................         295        312,732
   The Williams Companies, Inc.
      7.625%, 7/15/19 ...............................       1,150      1,219,000
      7.875%, 9/01/21 ...............................         220        234,850
   TXU Corp.
      5.55%, 11/15/14 ...............................         405        389,154
      6.50%, 11/15/24 ...............................         443        428,385
                                                                    ------------
                                                                       8,050,807
                                                                    ------------
   Total Corporate Obligations
      (cost $73,252,496).............................                 73,943,588
                                                                    ------------

PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)                      ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
STRUCTURED NOTE - 3.6%
   RACERS Series 06-6-T
      5.311%, 5/01/07(a)(b)
      (cost $3,600,000) ............................     $ 3,600   $  3,712,065
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCK - 0.2%
   Sovereign Real Estate Investment Trust
      12.00% (b)
      (cost $173,010) ..............................         158        237,000
                                                                   ------------
SHORT-TERM INVESTMENTS - 29.8%
Commercial Paper - 29.3%
   AIG Funding
      5.24%, 12/12/06 ..............................       4,000      3,993,595
   Citigroup
      5.24%, 12/12/06 ..............................       4,000      3,993,595
   Credit Suisse Fin.
      5.24%, 12/12/06 ..............................       4,000      3,993,596
   Depfa Bank PLC
      5.215%, 12/12/06 .............................       4,000      3,993,626
   Deutsche Bank Finance
      5.24%, 12/12/06 ..............................       4,000      3,993,596
   General Electric Capital
      5.23%, 12/12/06 ..............................       4,000      3,993,608
   Societe Generale
      5.225%, 12/12/06 .............................       4,000      3,993,614
   UBS Warburg
      5.29%, 12/12/06 ..............................       2,200      2,200,000
                                                                   ------------
   Total Commercial Paper
      (cost $30,155,230) ...........................                 30,155,230
                                                                   ------------
Time Deposit - 0.4%
   State Street Bank & Trust Co.
      4.60%, 12/01/06
      (cost $394,000) ..............................         394        394,000
                                                                   ------------
Total Short-Term Investments
   (cost $30,549,230) ..............................                 30,549,230
                                                                   ------------
Total Investments - 217.7%
   (cost $220,099,336) .............................                223,257,244
Other assets less liabilities  - (29.9%) ...........                (30,691,694)
Preferred Stock at redemption value - (87.8%) ......                (90,000,000)
                                                                   ------------
Net Assets Applicable to
Common Shareholders - 100.0% (d) ...................               $102,565,550
                                                                   ============

(a)  Variable rate coupon, rate shown as November 30, 2006.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate market value of these securities amounted to $18,210,073 or 17.8% of net assets applicable to common shareholders.

(c) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     PIK  - Pay-In-Kind Payments.

     TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Securities

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

See notes to financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: January 22, 2007